FAIR VALUE MEASUREMENTS - Summary Of Assets And Liabilities At Fair Value On a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Total financial assets		$ 16,508	$ 18,148
Liabilities:
Warrant liability		91	240
Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		16,508	18,148
Warrant [Member]
Liabilities:
Warrant liability	[1]	91	240
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Warrant liability		0	0
Level 1 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		0	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Warrant liability	[1]	0	0
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		16,508	18,148
Liabilities:
Warrant liability		0	0
Level 2 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		16,508	18,148
Level 2 [Member] | Warrant [Member]
Liabilities:
Warrant liability	[1]	0	0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Warrant liability		91	240
Level 3 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		0	0
Level 3 [Member] | Warrant [Member]
Liabilities:
Warrant liability	[1]	$ 91	$ 240

[1]	As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.